REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The Company has recognized the following amounts relating to revenue in the consolidated statements of operations:

For the years ended December 31,	2018	2017
Revenue from contracts with customers (a)	$1,805.3	$1,813.9
Revenue from other sources
Provisional pricing adjustments on concentrate sales	(6.8)	(10.1)
	$1,798.5	$1,803.8

Information about relationship between disclosure of disaggregated revenue from contracts with customers and revenue information for reportable segments
The following table disaggregates revenue from contracts with customers by metal and source mine.
The table also includes a reconciliation of the disaggregated revenue from contracts with customers with disaggregated revenue reported in Note 33: Operating Segments.

For the year ended December 31, 2018	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other mines	Total
Gold	$142.1	$192.6	$444.0	$179.4	$102.6	$83.8	$213.1	$1,357.6
Silver	—	61.0	3.6	—	—	43.0	—	107.6
Copper	340.1	—	—	—	—	—	—	340.1
Total revenue from contracts with customers	$482.2	$253.6	$447.6	$179.4	$102.6	$126.8	$213.1	$1,805.3
Provisional pricing adjustments	(6.8)	—	—	—	—	—	—	(6.8)
Total revenue	$475.4	$253.6	$447.6	$179.4	$102.6	$126.8	$213.1	$1,798.5

For the year ended December 31, 2017	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Cerro Moro	Other mines	Total
Gold	$138.7	$201.3	$399.9	$170.8	$115.0	$—	$407.4	$1,433.1
Silver	2.1	72.7	3.2	—	8.1	—	—	86.1
Copper	294.7	—	—	—	—	—	—	294.7
Total revenue from contracts with customers	$435.5	$274.0	$403.1	$170.8	$123.1	$—	$407.4	$1,813.9
Provisional pricing adjustments	(10.1)	—	—	—	—	—	—	(10.1)
Total revenue	$425.4	$274.0	$403.1	$170.8	$123.1	$—	$407.4	$1,803.8